Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
Goodwill and Intangible Assets

Goodwill

Our goodwill balances, by reporting unit, were as follows:

	Ownership(1)	Management and Franchise(2)	Total
	(in millions)
Balance as of December 31, 2014	$231	$5,129	$5,360
Disposition of a business(3)	(36)	—	(36)
Foreign currency translation	(2)	(42)	(44)
Balance as of December 31, 2015	193	5,087	5,280
Foreign currency translation	(9)	(53)	(62)
Balance as of December 31, 2016	$184	$5,034	$5,218
____________

(1)	Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented:

	Gross Carrying Value	Accumulated Impairment Losses	Net Carrying Value
	(in millions)
Balance as of December 31, 2014	$1,027	$(796)	$231
Disposition of a business	(160)	124	(36)
Foreign currency translation	(2)	—	(2)
Balance as of December 31, 2015	865	(672)	193
Foreign currency translation	(9)	—	(9)
Balance as of December 31, 2016	$856	$(672)	$184

(2)	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2016, 2015 and 2014.

(3)	Relates to the sale of the Hilton Sydney, see Note 4: "Disposals" for additional information.

Intangible Assets

Intangible assets were as follows:

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,221	$(1,534)	$687
Contract acquisition costs and other	343	(67)	276
	$2,564	$(1,601)	$963

Other intangible assets:
Leases(1)	$276	$(126)	$150
Capitalized software	510	(362)	148
Hilton Honors(1)	335	(192)	143
Other	37	(31)	6
	$1,158	$(711)	$447

Non-amortizing Intangible Assets:
Brands(1)(2)	$4,848	$—	$4,848

	December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,249	$(1,381)	$868
Contract acquisition costs and other	279	(58)	221
	$2,528	$(1,439)	$1,089

Other intangible assets:
Leases(1)	$315	$(127)	$188
Capitalized software	436	(274)	162
Hilton Honors(1)	341	(175)	166
Other	34	(27)	7
	$1,126	$(603)	$523

Non-amortizing Intangible Assets:
Brands(1)(2)	$4,919	$—	$4,919
____________

(1)
Represents intangible assets that were initially recorded at their fair value as part of the October 24, 2007 transaction whereby we became a wholly owned subsidiary of an affiliate of Blackstone (the "Merger").

(2)	Changes to our brands intangible asset from December 31, 2015 to December 31, 2016 were due to foreign currency translation

We recorded amortization expense of $312 million, $325 million and $302 million for the years ended December 31, 2016, 2015 and 2014, respectively, including $87 million, $87 million and $74 million, respectively, of amortization expense on capitalized software.

We estimate our future amortization expense for our amortizing intangible assets to be as follows:

Year	(in millions)
2017	$285
2018	267
2019	248
2020	199
2021	73
Thereafter	338
$1,410